NET LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
NET LOSS PER SHARE [Text Block]
NOTE 6 -	NET LOSS PER SHARE The net loss and the weighted average number of common shares used in computing basic and diluted net loss per share during the reported periods, are as follows:

	Six months ended June 30,		Three months ended June 30,
	2025	2024 (*)	2025	2024 (*)
	(Unaudited)

Numerator:
Net basic loss attributable to shareholders of the Company	$(34)	$(8,652)	$(309)	$(3,029)
Change in fair value of derivative pre-funded warrant liability	$(124)	$-	$-	$-
Net diluted loss	$(158)	$(8,652)	$(309)	$(3,029)

Denominator:
Common shares used in computing basic net loss per share	3,173	2,232	3,261	2,232
Common shares to be issued upon exercise of derivative pre-funded warrant liability	123	-	-	-
Common shares used in computing diluted net loss per share	3,296	2,232	3,261	2,232

Basic net loss per common share	$(0.01)	$(3.88)	$(0.09)	$(1.36)
Diluted net loss per common share	$(0.05)	$(3.88)	$(0.09)	$(1.36)

(*)	Include the effect of Reverse Share Split (see also Note 5A above).